INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Net (Excluding Goodwill) [Table Text Block]

	June 30,	December 31,
	2013	2012
	US$	US$
Software Copyright	2,774,975	2,733,062
Others	43,391	42,736
	2,818,366	2,775,798

Less: Accumulated and amortization	(154,675)	(81,359)
Intangible assets, net	2,663,691	2,694,439